Other Accrued Liabilities and Other Liabilities - Schedule of Other Accrued Liabilities (Current) and Other Liabilities (Non-Current) (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current:
Taxes payable - current	$ 79.2	$ 5.2
Accrued compensation and benefits	39.4	30.9
Interest payable	36.3	16.9
Restructuring and other provisions	29.5	15.3
Deferred income - current	19.8	15.7
Closed property reserve	15.2	11.5
Preferred shares dividend payable	13.8
Other	102.4	59.5
Other accrued liabilities	335.6	155.0
Non-current:
Unfavorable leases	428.5	116.6
Accrued pension	62.9	37.4
Taxes payable - noncurrent	50.3	31.6
Lease liability - noncurrent	35.2	38.6
Share-based compensation liability	34.9
Deferred income - noncurrent	18.9	13.2
Derivatives liabilities - noncurrent	25.6	25.9
Other	51.5	54.6
Other liabilities, net	$ 707.8	$ 317.9